UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                       (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE 19934
 (Name and address of Agent for Service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: September 30, 2018

Item 1. REPORTS TO STOCKHOLDERS.

QCI
Asset Management, Inc.

QCI
Asset Management, Inc.

# QCI Balanced Fund

# ANNUAL REPORT

From October 1, 2017 through September 30, 2018

This report and the financial statements contained herein are submitted for the general information of the shareholders of the QCI Balanced Fund (the "Fund"). The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

The QCI Balanced Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Rd., Suite 200, Raleigh, NC, 27609. There is no affiliation between the QCI Balanced Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the QCI Balanced Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at e-qci.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

The QCI Balanced Fund is a series of the Starboard Investment Trust.

For More Information on the QCI Balanced Fund:

See Our Web site at e-qci.com
or
Call Our Shareholder Services Group at 800-773-3863.

October 2018

Dear Investor,

The synchronized growth in stocks across the world in 2017 proved short-lived.  International equity markets have dramatically underperformed the US as fears of a trade war start to become reality.  The US stock market recovered nicely from the spring swoon on the back of strong economic fundamentals to enter fall at fresh all-time highs.  This "bull market" started on March 9, 2009 and is now the longest in history.  While bull markets don't die of old age, there are some risks building.  Debt burdens in the corporate and government sector are growing, the Fed is hiking rates while shrinking their balance sheet, consumer sentiment is at record levels, and inflation is stirring.

QCIBX returned 10.76% for the fiscal year ended on September 30th, versus 4.40% for the Flexible Portfolio Funds Universe Average.  Our over-weight on US stocks, which had a strong performance during the period, drove our outperformance.  This places us in the top decile among our peer group.  We are proud to say that QCIBX is now rated 5 stars by Morningstar.1

While the strong economy boosted stock prices, it hurt bond prices by driving interest rates higher.  Our forecast for interest rates to rise has come to fruition as the yield on the ten-year US Treasury approached the highest level we have seen in five years.  Our short duration high quality bond allocation has performed well thus far this cycle, giving us excellent performance in a tough market.  We are maintaining the short duration target but are remaining flexible to extend maturities when the environment warrants.

The stock market rally has caused our equity weightings to creep higher.  Our floor stop strategy is working as expected - it allows us to participate as markets rise while providing a way to re-inflate portfolio "airbags" in the event of a down market.  The extended valuations also allowed us the opportunity to write some covered calls to generate income for the portfolio, which positively impacted performance of the Fund.

As always, thank you for trusting us with your business.  Please do not hesitate to reach out with questions or comments.

Sincerely,

Edward Shill, CFA Gerald Furciniti, CFA
Portfolio Manager Portfolio Manager

(RCQCI1118001)

1 The Morningstar rating is among 460 funds in the Morningstar Moderate Target Risk category and is based on risk-adjusted returns for a 3-year period ending 9/30/2018.

QCI Balanced Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from January 30, 2014 (Date of Initial Public Investment) to September 30, 2018

Comparison of the Change in Value of a $25,000 Investment

This graph assumes an initial investment of $25,000 at January 30, 2014 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts performance of the QCI Balanced Fund versus the Lipper Flexible Portfolio Funds. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

	Average Annual Total Returns
					Gross
	As of	One	Three	Since	Expense
	September 30, 2018	Year	Year	Inception**	Ratio*
	QCI Balanced Fund - Institutional Class Shares	10.76%	8.47%	6.42%	1.21%
	Lipper Flexible Portfolio Funds	1.45%	5.31%	1.05%	N/A

* The gross expense ratio shown is from the Fund's Prospectus dated January 28, 2018.
**	The Inception Date of the Fund is January 30, 2014.
Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

QCI Balanced Fund

Schedule of Investments

As of September 30, 2018
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 17.01%

Consumer Staples - 1.42%
General Mills, Inc.	470,000	5.650%	2/15/2019	$474,777
General Mills, Inc.	430,000	3.150%	12/15/2021	424,899
				899,676
Energy - 0.72%
Progress Energy, Inc.	300,000	7.050%	3/15/2019	305,748
Progress Energy, Inc.	150,000	4.875%	12/1/2019	153,022
				458,770
Financials - 3.97%
Bank of America Corp.	840,000	3.527%	10/21/2022	854,278
JP Morgan Chase & Co.	795,000	4.350%	8/15/2021	815,339
US Bancorp	900,000	3.100%	4/27/2026	850,041
				2,519,658
Health Care - 1.36%
CVS Health Corp.	900,000	2.750%	12/1/2022	865,663

Industrials - 4.04%
Caterpillar, Inc.	910,000	3.900%	5/27/2021	926,682
John Deere Capital Corp.	800,000	2.800%	1/27/2023	782,113
Norfolk Southern Corp.	350,000	3.250%	12/1/2021	348,844
Norfolk Southern Corp.	515,000	3.000%	4/1/2022	506,860
				2,564,499
Information Technology - 5.50%
Apple, Inc.	$ 900,000	2.850%	5/6/2021	895,778
Apple, Inc.	55,000	2.841%	2/9/2022	55,677
Apple, Inc.	785,000	2.688%	5/11/2022	791,633
Microsoft Corp.	900,000	2.375%	5/1/2023	868,875
Oracle Corp.	920,000	2.400%	9/15/2023	877,813
				3,489,776

Total Corporate Bonds (Cost $11,058,291)				10,798,042

FEDERAL AGENCY OBLIGATIONS - 6.56%
Federal Home Loan Banks	1,355,000	4.125%	3/13/2020	1,381,525
Federal National Mortgage Association	1,430,000	2.000%	1/5/2022	1,388,856
Federal National Mortgage Association	1,425,000	2.625%	9/6/2024	1,393,879

Total Federal Agency Obligations (Cost $4,254,999)				4,164,260

UNITED STATES TREASURY NOTES - 16.45%
† United States Treasury Note	2,905,000	1.000%	11/15/2019	2,850,985
United States Treasury Note	1,570,000	2.000%	11/30/2020	1,542,034
United States Treasury Note	2,950,000	1.625%	11/15/2022	2,800,656
United States Treasury Note	1,150,000	2.375%	8/15/2024	1,112,176
United States Treasury Note	2,170,000	2.750%	6/30/2025	2,135,246

Total United States Treasury Notes (Cost $10,779,162)				10,441,097
				(Continued)

QCI Balanced Fund

Schedule of Investments

As of September 30, 2018
		Shares	Value (Note 1)

COMMON STOCKS - 51.49%

Communication Services - 4.55%
	Activision Blizzard, Inc.	7,005	$582,746
*	Alphabet, Inc.	506	603,896
*	Facebook, Inc.	3,200	526,272
	The Walt Disney Co.	6,300	736,722
	Verizon Communications, Inc.	8,225	439,050
			2,888,686
Consumer Discretionary - 4.28%
*	Amazon.com, Inc.	375	751,125
	McDonald's Corp.	4,000	669,160
	The Home Depot, Inc.	2,700	559,305
	The TJX Cos., Inc.	6,600	739,332
			2,718,922
Consumer Staples - 2.18%
	Altria Group, Inc.	6,175	372,414
	PepsiCo, Inc.	3,785	423,163
	The Procter & Gamble Co.	7,085	589,685
			1,385,262
Energy - 4.63%
	Chevron Corp.	4,525	553,317
	Enbridge, Inc.	25,848	834,632
	Exxon Mobil Corp.	11,000	935,220
	Schlumberger Ltd.	10,075	613,769
			2,936,938
Financials - 6.46%
	Bank of America Corp.	19,100	562,686
*	Berkshire Hathaway, Inc. - Class B	3,100	663,741
	Chubb Ltd.	3,075	410,943
	JPMorgan Chase & Co.	6,450	727,818
	The Charles Schwab Corp.	10,500	516,075
	The Goldman Sachs Group, Inc.	2,700	605,448
	The PNC Financial Services Group, Inc.	4,500	612,855
			4,099,566
Health Care - 6.86%
	Abbott Laboratories	9,000	660,240
*	Aurora Cannabis, Inc.	70,000	672,473
	Bristol-Myers Squibb Co.	12,000	744,960
*	Incyte Corp.	8,000	552,640
	Johnson & Johnson	4,775	659,762
*	Regeneron Pharmaceuticals, Inc.	1,300	525,252
	Zimmer Biomet Holdings, Inc.	4,075	535,740
			4,351,067

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued

As of September 30, 2018
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Industrials - 6.77%
*	Canopy Growth Corp.	10,000	$485,756
*	Gencor Industries, Inc.	20,000	241,000
	General Dynamics Corp.	2,400	491,328
	General Electric Co.	50,000	564,500
	Granite Construction, Inc.	18,000	822,600
	Rockwell Automation, Inc.	2,000	375,040
	Southwest Airlines Co.	9,000	562,050
	The LS Starrett Co.	10,878	65,268
*	Transcat, Inc.	10,054	229,734
	United Parcel Service, Inc.	3,925	458,244
			4,295,520
Information Technology - 10.94%
	Apple, Inc.	3,500	790,090
*	Check Point Software Technologies Ltd.	5,000	588,350
	Cisco Systems, Inc.	12,500	608,125
	Corning, Inc.	12,000	423,600
	FLIR Systems, Inc.	9,000	553,230
	Intel Corp.	10,000	472,950
	Mastercard, Inc.	3,200	712,352
	Microsoft Corp.	6,000	686,220
	NVIDIA Corp.	2,000	562,040
	QUALCOMM, Inc.	6,000	432,180
*	ServiceNow, Inc.	3,000	586,890
	Universal Display Corp.	4,500	530,550
			6,946,577
Materials - 1.65%
	Albemarle Corp.	5,000	498,900
	Ecolab, Inc.	3,500	548,730
			1,047,630
Real Estate - 1.11%
	Ventas, Inc.	13,000	706,940

Utilities - 2.06%
	Duke Energy Corp.	8,000	640,160
	NextEra Energy, Inc.	4,000	670,400
			1,310,560

	Total Common Stocks (Cost $25,025,888)		32,687,668

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued

As of September 30, 2018
					Shares	Value (Note 1)

PREFERRED STOCKS - 1.08%				Dividend
	Financials - 0.70%			Rate
	Bank of America Corp.			6.000%	3,850	$99,561
	JP Morgan Chase & Co.			6.100%	5,450	140,392
	Prudential Financial, Inc.			5.625%	4,050	100,319
	*	The PNC Financial Services Group, Inc.		0.383%	3,750	100,913
						441,185
	Real Estate - 0.16%
	Public Storage			5.200%	4,250	101,065

	Utilities - 0.22%
	Duke Energy Corp.			5.625%	5,650	141,307

	Total Preferred Stocks (Cost $684,913)					683,557

EXCHANGE-TRADED PRODUCTS - 2.30%

	Emerging Markets - 0.81%
	Schwab Emerging Markets Equity ETF				20,000	514,200

	Fixed Income - 1.49%
	Vanguard Mortgage-Backed Securities ETF				18,555	946,305

	Total Exchange-Traded Products (Cost $1,484,171)					1,460,505
			Exercise	Expiration	Notional
CALL OPTIONS PURCHASED - 0.12%		Contracts	Price	Date	Value
	* Bristol-Myers Squibb Co. (b)(c)	100	$ 55.00	1/18/2019	550,000	75,500

	Total Call Options Purchased (Cost $32,925)					75,500

SHORT-TERM INVESTMENT - 4.51%
	Fidelity Investments Money Market Government Portfolio -				Shares
	Class I, 1.95% §				2,862,724	2,862,724

	Total Short-Term Investment (Cost $2,862,724)					2,862,724

Total Value of Investments (Cost $56,183,073) - 99.52%						$63,173,353

Options Written (Premiums Received $2,411) - 0.00% (a)						(925)

Other Assets Less Liabilities - 0.48%						301,611

	Net Assets - 100.00%					$63,474,039

*	Non-income producing investment
§	Represents 7 day effective yield on September 30, 2018.
†	All or a portion of this security is held as collateral for options written.
(a)	Less than 0.01% of net assets.
(b)	Each contract represents 100 shares.
(c)	Counterparty of each option contract is Interactive Brokers.
						(Continued)

QCI Balanced Fund

Schedule of Investments - Continued

As of September 30, 2018

	Summary of Investments
	by Sector	% of Net
	(Unaudited)	Assets	Value
	Corporate Bonds	17.01%	$10,798,042
	Federal Agency Obligations	6.56%	4,164,260
	United States Treasury Notes	16.45%	10,441,097
	Common Stocks:
	Communication Services	4.55%	2,888,686
	Consumer Discretionary	4.28%	2,718,922
	Consumer Staples	2.18%	1,385,262
	Energy	4.63%	2,936,938
	Financials	6.46%	4,099,566
	Health Care	6.86%	4,351,067
	Industrials	6.77%	4,295,520
	Information Technology	10.94%	6,946,577
	Materials	1.65%	1,047,630
	Real Estate	1.11%	706,940
	Utilities	2.06%	1,310,560
	Preferred Stocks:
	Financials	0.70%	441,185
	Real Estate	0.16%	101,065
	Utilities	0.22%	141,307
	Exchange-Traded Products:
	Emerging Markets	0.81%	514,200
	Fixed Income	1.49%	946,305
	Call Options Purchased	0.12%	75,500
	Short-Term Investment	4.51%	2,862,724
	Call Options Written	0.00%	(925)
	Other Assets Less Liabilities	0.48%	301,611
	Total Net Assets	100.00%	$63,474,039

				(Continued)

QCI Balanced Fund

Schedule of Options Written

As of September 30, 2018
	Contracts	Exericse Price	Expiration Date	Notional Value	Value (Note 1)

CALL OPTIONS WRITTEN - 0.00%
* Canopy Growth Corp. (a)(b)(c)	5	$ 55.00	10/19/2018	$ 27,500	$925

Total Call Options Written (Premiums Received $2,411)					925

Total Options Written (Premiums Received $2,411)					$925

See Notes to Financial Statements

QCI Balanced Fund

Statement of Assets and Liabilities

As of September 30, 2018

Assets:
Investments, at value (cost $56,183,073)	$63,173,353
Receivables:
Investments sold	141,966
Due from Administrator (Note 2)	29,475
Dividends and interest	201,163
Prepaid expenses:
Fund accounting fees	3,159
Registration and filing fees	12,761

Total assets	63,561,877

Liabilities:
Options Written, at value (premiums received $2,411)	925
Payables:
Due to custodian	13
Due to broker	21,725
Distributions	1,894
Fund shares purchased	7,685
Accrued expenses:
Advisory fees	36,792
Professional fees	14,300
Custody fees	2,264
Compliance fees	1,000
Shareholder fulfillment expenses	650
Miscellaneous expenses	350
Interest expense	240

Total liabilities	87,838

Net Assets	$63,474,039

Net Assets Consist of:
Paid in Interest	$51,808,198
Accumulated Distributable Earnings	11,665,841

Total Net Assets	$63,474,039
Institutional Class Shares Outstanding, no par value (unlimited authorized shares)	4,956,563
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$12.81

See Notes to Financial Statements

QCI Balanced Fund

Statement of Operations

For the fiscal year ended September 30, 2018

Investment Income:
Dividends (net of foreign withholding tax $6,646)	$722,234
Interest	518,690

Total Investment Income	1,240,924

Expenses:
Advisory fees (Note 2)	466,627
Administration fees (Note 2)	61,390
Fund accounting fees (Note 2)	39,239
Registration and filing fees	29,138
Transfer agent fees (Note 2)	27,009
Professional fees	25,160
Custody fees (Note 2)	14,170
Shareholder fulfillment expenses	12,617
Compliance service fees (Note 2)	11,114
Securities pricing fees	10,692
Trustee fees and meeting expenses	8,356
Miscellaneous expenses (Note 2)	4,200
Insurance fees	2,727
Interest expense	1,070

Total Expenses	713,509

Fees waived by the Advisor (Note 2)	(89,320)

Net Expenses	624,189

Net Investment Income	616,735

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	4,932,749
Net realized gain from options written	9,659
Total realized gain	4,942,408

Net change in unrealized appreciation on investments	780,450
Net change in unrealized appreciation on options written	1,486
Total change in unrealized appreciation	781,936

Net Realized and Unrealized Gain on Investments	5,724,344

Net Increase in Net Assets Resulting from Operations	$6,341,079

See Notes to Financial Statements

QCI Balanced Fund

Statements of Changes in Net Assets

For the fiscal years ended September 30,	2018	2017

Operations:
Net investment income	$616,735	$509,998
Net realized gain from investment transactions and options written	4,942,408	665,972
Net change in unrealized appreciation on investments and options written	781,936	3,123,231

Net Increase in Net Assets Resulting from Operations	6,341,079	4,299,201

Distributions to Shareholders from:
Net investment income and realized gains (a)	(616,485)	(510,649)

Decrease in Net Assets Resulting from Distributions	(616,485)	(510,649)

Beneficial Interest Transactions:
Shares sold	4,911,270	8,538,154
Reinvested dividends and distributions	608,382	502,808
Shares repurchased	(8,085,520)	(10,862,912)

Decrease in Net Assets from Beneficial Interest Transactions	(2,565,868)	(1,821,950)

Net Increase in Net Assets	3,158,726	1,966,602

Net Assets:
Beginning of year	60,315,313	58,348,711
End of year	$63,474,039	$60,315,313

Institutional Share Class Information:
Shares sold	403,540	760,692
Reinvested distributions	49,467	44,306
Shares repurchased	(661,120)	(968,625)

Net Decrease in Shares of Beneficial Interest	(208,113)	(163,627)

(a) Amount shown represents net investment income distributions.
*	Accumulated Net Investment Income (Loss) for the fiscal year ended September 30, 2017 was $0.

See Notes to Financial Statements

QCI Balanced Fund

Financial Highlights

For a share outstanding during the period	Institutional Class Shares
or fiscal years ended September 30,	2018		2017		2016		2015	2014	(d)

Net Asset Value, Beginning of Period	$11.68		$10.95		$10.20		$10.53	$10.00

Income (Loss) from Investment Operations:
Net investment income	0.12	(e)	0.10	(e)	0.11	(e)	0.10	0.02
Net realized and unrealized gain (loss)
on securities	1.13		0.73		0.75		(0.27)	0.51

Total from Investment Operations	1.25		0.83		0.86		(0.17)	0.53

Less Distributions to Shareholders:
Net investment income	(0.12)		(0.10)		(0.11)		(0.12)	-
Net realized gains	-		-		-		(0.04)	-

Total from Distributions to Shareholders	(0.12)		(0.10)		(0.11)		(0.16)	-

Net Asset Value, End of Period	$12.81		$11.68		$10.95		$10.20	$10.53

Total Return	10.76%		7.59%		8.45%		(1.63)%	5.30%	(b)

Net Assets, End of Period (in thousands)	$63,474		$60,315		$58,349		$44,909	$28,466

Ratios of:
Gross Expenses to Average Net Assets (c)	1.14%		1.19%		1.18%		1.20%	1.65%	(a)
Net Expenses to Average Net Assets (c)	1.00%		1.00%		1.00%		1.00%	1.00%	(a)
Net Investment Income to Average Net Assets (c)	0.99%		0.86%		1.05%		1.05%	0.80%	(a)

Portfolio turnover rate	43.92%		29.19%		38.35%		24.04%	28.77%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	For a share outstanding during the period from January 30, 2014 (Date of Initial Public Investment) through September 30, 2014.
(e) Calculated using average shares method.

See Notes to Financial Statements

QCI Balanced Fund

Notes to Financial Statements

As of September 30, 2018

1. Organization and Significant Accounting Policies

The QCI Balanced Fund (the "Fund") is a series of the Starboard Investment Trust (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Fund is a separate diversified series of the Trust and commenced operations on January 30, 2014. The investment objective of the Fund is to balance current income and principal conservation with the opportunity for long-term growth.  The Fund seeks to achieve its investment objective by investing in a diverse portfolio of corporate, agency, and U.S. Government fixed income securities, preferred stock, common stock of primarily large and mid-capitalization issuers, and derivative securities.  Allocation to equity and fixed income securities will range from 25%-75% of assets.
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Retail Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical, except for differences in ongoing distribution and service fees. The Retail Class Shares are subject to distribution plan fees as described in Note 4. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  As of September 30, 2018, no Retail Class Shares have been issued.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services – Investment Companies," and Financial Accounting Standards Update ("ASU") 2013-08.

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation
Options are valued at the mean of the last quoted bid and ask prices as of 4:00 p.m. Eastern Time (the "Valuation Time"). Options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or National Best Bid/Offer (NBBO) pricing information provided by the pricing services. If there is an ask price but no bid price at the Valuation Time, the option shall be priced at the mean of zero and the ask price at the Valuation Time.  An option should be valued using fair value pricing when (i) a reliable last quoted ask price at the Valuation Time is not readily available or (ii) the Fund's investment advisor or Fund management does not believe the prices provided by the pricing services reflect the market value of such option.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

(Continued)

QCI Balanced Fund

Notes to Financial Statements

As of September 30, 2018

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2018 for the Fund's assets measured at fair value:

QCI Balanced Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds*	$10,798,042	$-	$10,798,042	$-
Federal Agency Obligations	4,164,260	-	4,164,260	-
United States Treasury Notes	10,441,097	-	10,441,097	-
Common Stocks*	32,687,668	32,687,668	-	-
Preferred Stocks*	683,557	683,557	-	-
Exchange-Traded Products*	1,460,505	1,460,505	-	-
Call Options Purchased	75,500	75,500	-	-
Short-Term Investment	2,862,724	2,862,724	-	-
Total Assets	$63,173,353	$37,769,954	$25,403,399	$-

Liabilities
Call Options Written	$925	$925	$-	$-
Total Liabilities	$925	$925	$-	$-

     *    Refer to the Schedule of Investments for industry classification.
(a)	The Fund had no transfers into or out of Level 1, 2, or 3 during the fiscal year ended September 30, 2018. It is the Fund's policy to record transfers at the end of the year.

Purchased Options
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

(Continued)

QCI Balanced Fund

Notes to Financial Statements

As of September 30, 2018

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

The derivative instruments outstanding as of September 30, 2018 are disclosed below and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed below serve as indicators of the volume of derivative activity for the Fund.

The following table sets forth the effect of the derivative instruments on the Statement of Assets and Liabilities as of September 30, 2018:

Derivative Type	Location	Value
Equity Contracts – purchased options	Assets-Investments, at value	$ 75,500
Equity Contracts – written options	Liabilities-Options Written, at value	$ 925

The following table sets forth the effect of the derivative instruments on the Statement of Operations for the fiscal year ended September 30, 2018:

Derivative Type	Location	Gains/Losses
Equity Contracts – purchased options	Net realized gain from investment transactions	$ -
Equity Contracts – written options	Net realized gain from options written	$ 9,659

Equity Contracts – purchased options	Net change in unrealized appreciation on investments	$ 42,575
Equity Contracts – written options	Net change in unrealized appreciation on options written	$ 1,486

(Continued)

QCI Balanced Fund

Notes to Financial Statements

As of September 30, 2018

The following table presents the Fund's liabilities available for offset under a master netting arrangement net of collateral pledged as of September 30, 2018:
Gross Amounts of Liabilities Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
Description of Liability:
Options Written	$ 925	$ 925	$ -	$ -
Total	$ 925	$ 925	$ -	$ -

The actual financial instruments and cash collateral pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.  These amounts can be found on the Statement of Operations.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Board of Trustees

Distributions
The Fund may declare and distribute dividends from net investment income (if any), monthly.  Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

(Continued)

QCI Balanced Fund

Notes to Financial Statements

As of September 30, 2018

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2. Transactions with Related Parties and Service Providers

Advisor
For the period from October 1, 2017 through September 5, 2018, the Fund paid a monthly fee to QCI Asset Management, Inc. (the "Advisor") calculated at the annual rate of 0.75% of the Fund's average daily net assets.  For the period from October 1, 2017 through September 5, 2018, $435,504 in advisory fees were incurred, of which $89,320 in advisory fees were waived by the Advisor.

For the period from September 6, 2018 through September 30, 2018, the Fund paid a monthly fee to the Advisor calculated at the annual rate of 0.72% of the Fund's average daily net assets. For the period from September 6, 2018 through September 30, 2018, $31,123 in advisory fees were incurred, and no advisory fees were waived by the Advisor.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.97% of the average daily net assets of the Fund for the period from September 21, 2018 through September 30, 2018.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2019.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.  There shall be no recoupment of fees waived or reimbursed by the Advisor.

For the period from October 1, 2017 through September 5, 2018, the Expense Limitation Agreement with the Trust limited expenses to not more than 1.00% of the average daily net assets of the Fund.

For the period from September 6, 2018 through September 20, 2018, the Expense Limitation Agreement with the Trust limited expenses to not more than 0.99% of the average daily net assets of the Fund.

Administrator
The Fund pays a monthly fee to The Nottingham Company (the "Administrator") based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of September 30, 2018, the Administrator received $4,200 in miscellaneous compensation expenses.  The Due from Administrator amount of $29,475 was repaid to the Fund as of October 16, 2018.

(Continued)

QCI Balanced Fund

Notes to Financial Statements

As of September 30, 2018

A breakdown of the fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.030%

The Fund incurred $61,390 in administration fees, $14,170 in custody fees, and $39,239 in fund accounting fees for the fiscal year ended September 30, 2018.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.  The Fund incurred $27,009 in transfer agent fees during the fiscal year ended September 30, 2018.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed. These expenses are included in the shareholder fulfillment expenses on the Statement of Operations.

3.   Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Fund.  The Board of Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not "interested persons" of the Trust or the Advisor within the meaning of the 1940 Act (the "Independent Trustees") receive $2,000 each year from each Fund. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

4.   Distribution and Service Fees

The Independent Trustees adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Retail Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal year ended September 30, 2018, no fees were incurred by the Fund.

(Continued)

QCI Balanced Fund

Notes to Financial Statements

As of September 30, 2018

5.   Purchases and Sales of Investment Securities

For the fiscal year ended September 30, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$26,154,558	$30,624,782

Purchases of Government Securities	Proceeds from Sales of Government Securities
$5,148,892	$6,112,419

6.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund's tax positions taken on federal income tax returns for the open tax years ended from September 30, 2015 through September 30, 2018, and the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the open tax years, the Fund did not incur any interest or penalties.

Distributions during the fiscal years ended were characterized for tax purposes as follows:

Distributions from
For the Fiscal Year Ended	Ordinary Income	Long-Term- Capital Gains
09/30/2018	$ 616,485	$ -
09/30/2017	$ 510,649	$ -

(Continued)

QCI Balanced Fund

Notes to Financial Statements

As of September 30, 2018

At September 30, 2018, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$56,180,662

Unrealized Appreciation	$8,391,488
Unrealized Depreciation	(1,399,722)
Net Unrealized Appreciation	6,991,766

Undistributed Ordinary Income	485,061
Undistributed Long-Term Gains	4,189,014

Distributable Earnings	$11,665,841

7.  Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.  New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement.  The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard. The changes have been applied to the Fund's financial statements as of the fiscal year ended September 30, 2018.

9.  Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Starboard Investment Trust
and the Shareholders of the QCI Balanced Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the QCI Balanced Fund, a series of shares of beneficial interest in Starboard Investment Trust (the "Fund"), including the schedule of investments, as of September 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended, and for the period January 30, 2014 (date of initial public investment) through September 30, 2014 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the four-year period then ended and for the period January 30, 2014 through September 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management.  Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of those financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Starboard Investment Trust since 2012.

Philadelphia, Pennsylvania
November 29, 2018

QCI Balanced Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Advisor's Disclosure Policy is included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal year ended September 30, 2018.

During the fiscal year ended September 30, 2018, the Fund paid $616,485 in income distributions but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 through September 30, 2018.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

QCI Balanced Fund

Additional Information
(Unaudited)

Institutional Class Shares	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,078.60	$5.20
	$1,000.00	$1,020.06	$5.06
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 1.00%, multiplied by 183/365 (to reflect the one-half year period).

5.	Information about Trustees and Officers
The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $2,089 during the fiscal year ended September 30, 2018 from the Fund for their services to the Fund and Trust.

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. Date of Birth: 06/1953	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	Previously President and CEO of NC Mutual Insurance Company (insurance company) from 2003 to 2015.	16
Independent Trustee of the Brown Capital Management Mutual Funds for its four series, Hillman Capital Management Investment Trust for its one series, Centaur Mutual Funds Trust for its one series, Chesapeake Investment Trust for its one series and WST Investment Trust for its two series (all registered investment companies). Member of Board of Directors of M&F Bancorp. Member of Board of Directors of Investors Title Company. Previously, Board of Directors of NC Mutual Life Insurance Company.

(Continued)

QCI Balanced Fund

Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Theo H. Pitt, Jr. Date of Birth: 04/1936	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001.	16
Independent Trustee of World Funds Trust for its twenty-eight series, Chesapeake Investment Trust for its one series, DGHM Investment Trust for its one series, Leeward Investment Trust for its two series and Hillman Capital Management Investment Trust for its one series (all registered investment companies).

Michael G. Mosley Date of Birth: 01/1953	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	16	None.
J. Buckley Strandberg Date of Birth: 03/1960	Independent Trustee	Since 7/09	President of Standard Insurance and Realty since 1982.	16	None.
Other Officers
Katherine M. Honey Date of Birth: 09/1973	President and Principal Executive Officer	Since 05/15	EVP of The Nottingham Company since 2008.	n/a	n/a
Ashley E. Harris Date of Birth: 03/1984	Treasurer, Assistant Secretary and Principal Financial Officer	Since 05/15	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a
Robert G. Schaaf Date of Birth: 09/1988	Secretary	Since 09/18	General Counsel of The Nottingham Company since 2018; Daughtry, Woodard, Lawrence & Starling (08/2015 – 01/2018); JD/MBA Candidate, Wake Forest University (07/2011 – 05/2015).	n/a	n/a
Stacey Gillespie Date of Birth: 05/1974	Chief Compliance Officer	Since 03/16
Compliance Director, Cipperman Compliance Services, LLC (09/15-present). Formerly, Chief Compliance Officer of Boenning & Scattergood, Inc. (2013-2015) and Director of Investment Compliance at Boenning & Scattergood, Inc. (2007-2013).
				n/a	n/a

## COMPANY HISTORY

Originally founded in 1975, QCI Asset Management is a completely independent, 100% employee owned firm, managing investment portfolios for high net worth individuals, trusts, pension and retirement plans, corporations, higher education and other non-for-profit clients. We also provide objective, fee-based consulting advice to the fiduciaries for participant-directed retirement plans.

You Come First. Your financial success is what drives us. We're focused on helping you achieve your goals for the future. Highly responsive client service and regular, proactive communication is what you can expect from us.

Right Sized for Success. QCI Asset Management is small enough to offer you the personal service you deserve, yet large enough to back up that service with knowledgeable talent experienced in the finance industry. We conduct our own investment research and provide a wide range of services, all without selling you commission based financial products.

Consistent, Responsible Investment Practices. The basic principles of good investing never change. At QCI, we've used the same fundamental approach for over forty years, because it works. Accounts are structured with the goal of achieving acceptable, absolute performance during strong "up" markets, while providing superior relative returns in "down" markets. We follow well-defined processes at every step, with focused attention to detail and precision.

This time-tested approach is now broadly available via our QCI Balanced Fund. For more information and a prospectus, please call (800) 836-3960.

QCI

## H. EDWARD SHILL, CFA

*Lead Portfolio Manager*

Ed is the President and CEO of QCI. He is also as the firm's Chief Investment Officer, and Lead Portfolio Manager of the QCI Balanced Fund.

Ed joined QCI in 1992 and became a Principal in 1994. In 2017, he became the majority shareholder of QCI and was named President and CEO.

Community service is a crucial part of Ed's life. He is an Honorary Director for Willow Domestic Violence Center, previously Alternatives for Battered Women (ABW), and has served on the board of the Society for the Protection & Care of Children.

## GERALD FURCINITI, CFA

*Co-Portfolio Manager*

Jerry is a Portfolio Manager, Senior Equity Analyst, and serves as Co-Portfolio Manager of the QCI Balanced Fund. He is also QCI's Chief Technology Officer.

Jerry joined QCI in 2001 and became a Principal in 2017.

As an active member of the community, Jerry volunteers as a Director on the Board of the Rochester Rotary Charitable Trust. He previously served on the Board of Friendship Children's Center and the CFA Society of Rochester, where he is a past President. He has also mentored student teams that compete in the CFA Institute Research Challenge.

Item 2 - CODE OF ETHICS.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer(s), Principal Financial Officer(s), and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	There have been no substantive amendments during the period covered by this report.
(e)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.
(d)(1)	A copy of the code of ethics that applies to the registrant's Principal Executive Officers and Principal Financial Officers is filed pursuant to Item 12.(a)(1) below.

Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant's Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
As of the date of this report, September 30, 2018, the registrant's audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is "independent" for purposes of Item 3 of Form N-CSR.

Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)
Audit Fees – Audit fees billed for the registrant for the fiscal years ended September 30, 2017 and September 30, 2018 are reflected in the table below.  These amounts represent aggregate fees billed by the registrant's independent accountant, BBD, LLP ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings for those fiscal years.

Fund	2017	2018
QCI Balanced Fund	$11,800	$11,800

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended September 30, 2017 and September 30, 2018 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in the fiscal years ended September 30, 2017 and September 30, 2018 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below.  These services were for the completion of the fund's federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2017	2018
QCI Balanced Fund	$2,000	$2,000

(d)	All Other Fees – There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the last two fiscal years.

(e)(1)
The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal years ended September 30, 2016 and September 30, 2017 was $2,000 and $2,000, respectively.  There were no fees billed by the Accountant for non-audit services rendered to the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)	Not applicable.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6 - SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8 - PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

Item 11 - CONTROLS AND PROCEDURES.
(a)
The Principal Executive Officer and Principal Financial Officer has concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)
If the registrant is a closed-end management investment company, provide the following dollar amounts of income and fees/compensation related to the securities lending activities of the registrant during its most recent fiscal year:

(1)	Gross income from securities lending activities;
(2)
All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) ("revenue split"); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

(3)	The aggregate fees/compensation disclosed pursuant to paragraph (2); and
(4)	Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

Item 13 - EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STARBOARD INVESTMENT TRUST

/s/ Katherine M. Honey
Date: December 10, 2018	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: December 10, 2018	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
Date: December 10, 2018	Ashley E. Harris Treasurer and Principal Financial Officer